Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units

A summary of the Company’s outstanding restricted shares, phantom share units, SARs and restricted stock units as of December 31, 2015 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV
December 31, 2012	63,653	$14.17	562,000	$13.13	5,674,148	$2.03	—	$—
Granted	54,990	17.01	95,000	19.30	1,664,457	3.51	—	—
Vested	(65,578)	14.25	—	—	—	—	—	—
Exercised	—	—	—	—	(241,906)	3.65	—	—
Cancelled	(4,185)	17.01	—	—	(23,754)	3.51	—	—
December 31, 2013	48,880	17.01	657,000	14.02	7,072,945	2.32	—	—
Granted	43,936	22.57	70,000	23.04	—	—	72,314	23.03
Vested	(48,880)	17.01	—	—	—	—	(37,238)	23.03
Exercised	—	—	—	—	(1,193,529)	2.42	—	—
Exchanged	—	—	(20,000)	19.00	—	—	—	—
Cancelled	—	—	—	—	—	—	—	—
December 31, 2014	43,936	22.57	707,000	14.77	5,879,416	2.30	35,076	23.03
Granted	51,368	18.39	100,000	18.24	—	—	38,142	20.21
Vested	(45,924)	22.39	—	—	—	—	(35,195)	22.01
Exchanged	—	—	(110,000)	16.21	—	—	—	—
Cancelled	(4,433)	18.39	(49,999)	19.66	(2,605)	3.65	(5,195)	21.86
December 31, 2015	44,947	$18.39	647,001	$14.73	5,876,811	$2.30	32,828	$21.03

Schedule of Assumptions to Calculate Fair Value of Stock Appreciation Rights

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

2013
Average expected term	3.8 years
Expected volatility	39.73%
Dividend yield	4.97%
Average risk free rate	0.50%

Schedule of Information about Three Tranches of SARs Granted

The following table provides information about the three tranches of SARs granted:

			Number of SARs granted
	Base price	Expiration date	2013
Tranche 1	$21.50	December 7, 2015	531,885
Tranche 2	24.00	December 7, 2016	556,946
Tranche 3	26.50	December 7, 2017	575,626
Total			1,664,457